Stock-based Compensation - Summary of Assumptions Used to Estimate the Fair Value of the Stock Options Granted (Detail)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.28%	2.01%
Expected term in years	6 years 3 months	6 years 3 months
Expected volatility	80.00%	80.00%
Expected dividend yield	0.00%	0.00%